Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Statement of Stockholders' Equity [Abstract]
Ordinary shares and warrants			$ 50
Ordinary shares and warrants, net of issuance costs		$ 3,200
Exercise of warrants, net of issuance costs	$ 17	$ 51